Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 14 - Subsequent Events

The Company has evaluated subsequent events through November 11, 2021 and has determined that there have been no events that would require adjustments to or disclosure in the September 30, 2021 interim Consolidated Financial Statements other than those disclosed in this Form 10-Q.

On October 14, 2021, H-Cyte, Inc. (the “Company”) entered into the Second Closing Bring Down Agreement (the “October 2021 Note Purchase Agreement”) whereby the five (5) investors who had entered into the April 2021 Note Purchase Agreement purchased new notes in the Company in the aggregate principal amount of $750,000. The Notes bear an annual interest rate of 8% and are due and payable on March 31, 2022. The Notes are convertible into shares of Common Stock at a discount of 20% of the price paid for such New Securities in the next financing that meets the definition of a Qualified Financing as defined in the April 2021 Note Purchase Agreement. The Notes are secured by all the assets of the Company under a security agreement with the Holders. The lead investor of the October 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $437,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $7,500 as part of the October 2021 Note Purchase Agreement.

Note 16 - Subsequent Events

On January 12, 2021, Mr. William Horne stepped down as Chairman of the board of directors (the “Board”) of H-Cyte, Inc. (the “Company”). Mr. Horne will remain a member of the Board.

On January 12, 2021, Mr. Raymond Monteleone was appointed the new Chairman of the Board. Mr. Monteleone is a current member of the Board.

As of March 24, 2021, an additional 8,950,400 Series A Preferred Stock was converted into Common Stock at the request of certain Series A Preferred Stockholders.